UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2001
                                                ------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Greenway Partners, L.P.
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Address:   277 Park Avenue, 27th Floor
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           New York, NY  10172
           --------------------------------------------------------------

Form 13F File Number:  28-04712
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gary K. Duberstein
         --------------------------------------------------------------
Title:   Managing Director
         --------------------------------------------------------------
Phone:   212-350-5100
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Gary K. Duberstein              New York, NY                      5/10/01
-----------------------             ------------                     --------
(Signature)                         (City, State)                     (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      0
                                            ---------------------------
Form 13F Information Table Entry Total:                 18
                                            ---------------------------
Form 13F Information Table Value Total:     $         127,612
                                            ---------------------------
                                                   (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                                    FORM 13F

Page 1 of 2                 Name of Reporting Manager:  Greenway Partners, L.P.
                                                        -----------------------

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                                                                                 Item 6: Investment Discretion
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Item 1:                Item 2:    Item 3:  CUSIP  Item 4: Fair   Item 5:                   (b) Shared-   (c) Shared-  Item 7:
Name of Issuer         Title of   Number          Market Value   Shares or                 As Defined    Other        Managers See
                       Class                                     Principal       (a) Sole  in Instr. V                Instr. V
                                                                 Amount
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Bethlehem Steel        COM        87509105        4,742,000      1,959,500       1,959,500
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Biotime Inc.           COM        090066L105      725,000        90,750          90,750
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Brown Shoe             COM        115736100       189,000        10,000          10,000
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Brunswick Corp         COM        117043109       43,000         2,200           2,200
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Dave & Busters         COM        23833N104       104,000        12,020          12,020
Inc.
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Florsheim Shoe         COM        343302105       41,000         42,683          42,683
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La Z Boy               COM        505336107       3,557,000      199,853         199,853
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LTX Corp.              COM        502392103       940,000        50,300          50,300
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NCR Corp.              COM        62886E108       23,418,000     600,000         600,000
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New Valley Corp        COM        649080504       1,190,000      340,000         340,000
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COLUMN TOTALS (Page)                              34,949,000
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Table continued...

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                            Item 8: Voting Authority (Shares)
-------------------------------------------------------------------------
Item 1:
Name of Issuer
                        (a) Sole       (b) Shared     (c) None

---------------------------------------------------------------------
Bethlehem Steel         1,959,500
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Biotime Inc.            90,750
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Brown Shoe              10,000
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Brunswick Corp          2,200
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Dave & Busters          12,020
Inc.
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Florsheim Shoe          42,683
---------------------------------------------------------------------
La Z Boy                199,853
---------------------------------------------------------------------
LTX Corp.               50,300
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NCR Corp.               600,000
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New Valley Corp         340,000
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COLUMN TOTALS (Page)
---------------------------------------------------------------------

                                    FORM 13F

Page 2 of 2                 Name of Reporting Manager:  Greenway Partners, L.P.
                                                        -----------------------

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                                                                                    Item 6: Investment Discretion
----------------------------------------------------------------------------------------------------------------------------------
Item 1:                Item 2:      Item 3:        Item 4: Fair       Item 5:                  (b)         (c) Shared-  Item 7:
Name of Issuer         Title of     CUSIP Number   Market Value       Shares or                Shared- As  Other        Mana-
                       Class                                          Principal     (a) Sole   Defined in               gers
                                                                      Amount                   Instr. V                 See
                                                                                                                        Instr. V
----------------------------------------------------------------------------------------------------------------------------------
Covanta Energy         COM          22281N103      23,520,000         1,400,000     1,400,000
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Primesource Corp.      COM          741593107      348,000            83,000        83,000
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Ryerson Tull           COM          783755101      108,000            10,751        10,751
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Scitex Ltd.            ORD          809090103      1,094,000          140,000       140,000
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Sunglass Hut           COM          86736F106      14,869,000         1,300,000     1,300,000
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Tenneco Automotive     COM          880349105      1,113,000          397,400       397,400
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Unisys Corp            COM          909214108      19,181,000         1,370,100     1,370,100
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Venator Group, Inc.    COM          922944103      32,430,000         2,350,000     2,350,000
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COLUMN TOTALS (Page)                               92,663,000
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AGGREGATE COLUMN                                   127,612,000
TOTALS
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Table continued...

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                        Item 8: Voting Authority (Shares)
---------------------------------------------------------------------
Item 1:
Name of Issuer
                        (a) Sole       (b) Shared    (c) None


---------------------------------------------------------------------
Covanta Energy          1,400,000
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Primesource Corp.       83,000
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Ryerson Tull            10,751
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Scitex Ltd.             140,000
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Sunglass Hut            1,300,000
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Tenneco Automotive      397,400
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Unisys Corp             1,370,100
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Venator Group, Inc.     2,350,000
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COLUMN TOTALS (Page)
---------------------------------------------------------------------
AGGREGATE COLUMN
TOTALS
---------------------------------------------------------------------